Related-Party Transactions	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related-Party Transactions
NOTE 5 RELATED-PARTY TRANSACTIONS

The Plan invests in the common stock of UBS Group AG. In addition, certain Plan investments are shares/units of mutual funds and short-term investments managed by the Custodian. These transactions qualify as party-in-interest transactions; however, they are exempt from the prohibited transactions rules under ERISA. The Plan received a common stock dividend payment of $47,468 from UBS Group AG for 2025.
Certain officers and employees of the Plan’s sponsor (who may also be participants in the Plan) perform administrative services related to the Plan’s operation, record keeping and financial reporting. The Plan’s sponsor pays these individuals’ salaries and also pays certain other administrative expenses on the Plan’s behalf. The foregoing transactions are not deemed prohibited party-in-interest transactions, because they are covered by statutory and administrative exemptions from the Code and ERISA’s rules on prohibited transactions.
The UBS mutual funds’ investment advisor, administrator, and distributor is UBS Asset Management (Americas) LP, a wholly owned subsidiary of UBS Americas Inc. UBS AM earns management fees from the UBS AM Funds offered in the self-directed window which is offered in one of the core funds. These fees were paid by the participants.